BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (Details Narrative)		12 Months Ended
	Feb. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Integer $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
FDIC insured amount		$ 250,000
Accounts Receivable, Allowance for Credit Loss		75,000	$ 75,000
Financing Receivable, Allowance for Credit Loss, Noncurrent		247,500	247,500
Purchase of lease receivable asset		1,309,527	1,309,527
Recognized value		217,584	217,584
Other Inventory, Net of Reserves		$ 321,104	250,000
Final payment percentage		10.00%
Deferred revenue		$ 33,000	33,000
Outstanding customer deposits		$ 24,040	$ 82,730
Weighted average number of common shares outstanding | shares		943,569,149
Weighted Average Number of Shares Outstanding, Basic | shares		900,774,064	767,861,170
Stock Issued During Period, Shares, Conversion of Units | shares		482,870,234
Number of shares common stock warrants convertible | shares		8,754,720
Weighted Average Number of Shares Outstanding, Diluted | shares		1,367,528,898
Research and development expense		$ 0	$ 0
Number of Reportable Segments | Integer		3
Employee Benefits and Share-Based Compensation			0
Income tax examination description		On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2021 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%
Federal corporate income tax rate		21.00%
Net operating loss carry-forward		$ (8,523,272)
Deferred tax assets, gross		2,556,982	2,640,529
Valuation Allowance		$ (2,556,982)	$ (2,640,529)
Common stock, shares par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of common stock	$ 907,388
Number of restricted shares issuance | shares	302,462,667
Common stock, shares par value | $ / shares	$ 0.001
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt principal amount	$ 939,500
Debt interest rate	10.00%
Debt conversion price per share | $ / shares	$ 0.003
Debt Instrument, Maturity Date	Dec. 31, 2018
Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivative Liability, Measurement Input		0.56
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivative Liability, Measurement Input		0.0015
120 Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease due amount		$ 20,000